Accumulated Other Comprehensive Income (Loss) (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2015	Sep. 30, 2014
Net unrealized gains (losses) on investment securities, Before tax:
Net unrealized gains (losses) on investment securities		¥ (448,876)	¥ 735,633
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(117,170)	(59,713)
Net change		(566,046)	675,920
Net unrealized gains (losses) on investment securities, Tax (expense) or benefit:
Net unrealized gains (losses) on investment securities		165,039	(254,399)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		40,152	21,184
Net change		205,191	(233,215)
Net unrealized gains (losses) on investment securities, Net of tax:
Net unrealized gains (losses) on investment securities		(283,837)	481,234
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(77,018)	(38,529)
Net change	[1]	(360,855)	442,705
Net unrealized gains on investment securities attributable to noncontrolling interests		35,994	20,057
Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group		(396,849)	422,648
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Before tax:
Net unrealized gains on derivatives qualifying for cash flow hedges		13,443	7,867
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(8,937)	(5,290)
Net change		4,506	2,577
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Tax (expense) or benefit:
Net unrealized gains on derivatives qualifying for cash flow hedges		(5,335)	(3,118)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		3,512	2,079
Net change		(1,823)	(1,039)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net of tax:
Net unrealized gains on derivatives qualifying for cash flow hedges		8,108	4,749
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(5,425)	(3,211)
Net change		¥ 2,683	¥ 1,538
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group		¥ 2,683	¥ 1,538
Defined benefit plans, Before tax:
Defined benefit plans		(39,786)	18,407
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		4,109	5,511
Net change		(35,677)	23,918
Defined benefit plans, Tax (expense) or benefit:
Defined benefit plans		13,804	(6,864)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		(1,719)	(1,908)
Net change		12,085	(8,772)
Defined benefit plans, Net of tax:
Defined benefit plans		(25,982)	11,543
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		2,390	3,603
Net change		(23,592)	15,146
Defined benefit plans attributable to noncontrolling interests		(26)	(74)
Defined benefit plans attributable to Mitsubishi UFJ Financial Group		(23,566)	15,220
Foreign currency translation adjustments, Before tax:
Foreign currency translation adjustments		(31,738)	33,273
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		(3,778)	512
Net change		(35,516)	33,785
Foreign currency translation adjustments, Tax (expense) or benefit:
Foreign currency translation adjustments		1,543	(30,644)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		916	(199)
Net change		2,459	(30,843)
Foreign currency translation adjustments, Net of tax:
Foreign currency translation adjustments		(30,195)	2,629
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		(2,862)	313
Net change		(33,057)	2,942
Foreign currency translation adjustments attributable to noncontrolling interests		(4,827)	(7,113)
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group		(28,230)	10,055
Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group		¥ (445,962)	¥ 449,461

[1]	Includes unrealized gains of ¥43 million and ¥8 million, net of tax, related to debt securities with credit component realized in earnings for the six months ended September 30, 2014 and 2015, respectively.